FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	$ (125)	$ (145)	$ (33)
Funding and debit valuation adjustments	(96)	(116)	(46)
Other valuation adjustments	(1,207)	(2,654)	(839)
of which: liquidity	(746)	(2,051)	(311)
of which: model uncertainty	$ (460)	$ (603)	$ (529)